UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.1%
Aerospace - 4.9%
Honeywell International, Inc.	517,487	$47,520,830
MTU Aero Engines AG	146,925	12,721,203
United Technologies Corp.	359,301	37,780,500

		$98,022,533
Alcoholic Beverages - 5.8%
Carlsberg Group	172,147	$16,457,543
Diageo PLC	1,457,304	43,838,308
Heineken N.V.	403,822	28,353,993
Pernod Ricard S.A.	239,941	26,892,224

		$115,542,068
Apparel Manufacturers - 3.8%
Burberry Group PLC	484,340	$11,508,208
Compagnie Financiere Richemont S.A.	238,942	22,739,306
LVMH Moet Hennessy Louis Vuitton S.A.	195,586	33,556,930
NIKE, Inc., “B”	91,532	7,059,863

		$74,864,307
Automotive - 1.0%
Delphi Automotive PLC	253,235	$16,916,098
Harley-Davidson, Inc.	58,195	3,597,615

		$20,513,713
Broadcasting - 8.3%
Omnicom Group, Inc.	255,169	$17,859,278
Time Warner, Inc.	626,129	51,981,230
Viacom, Inc., “B”	88,869	7,346,800
Walt Disney Co.	713,597	61,283,710
WPP Group PLC	1,368,001	27,217,968

		$165,688,986
Brokerage & Asset Managers - 2.0%
Deutsche Boerse AG	150,844	$10,976,210
Franklin Resources, Inc.	518,287	28,065,241

		$39,041,451
Business Services - 4.4%
Accenture PLC, “A”	503,991	$39,956,406
Adecco S.A.	175,318	13,100,464
Brenntag AG	52,461	8,422,881
Compass Group PLC	1,470,059	23,926,735
NOW, Inc. (a)	58,557	1,884,950

		$87,291,436
Cable TV - 1.3%
British Sky Broadcasting Group PLC	721,245	$10,653,318
Time Warner Cable, Inc.	111,126	16,124,383

		$26,777,701
Chemicals - 1.8%
3M Co.	248,209	$34,970,166

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.5%
Check Point Software Technologies Ltd. (a)	121,941	$8,276,136
Dassault Systemes S.A.	64,922	4,342,075
Oracle Corp.	913,311	36,888,631

		$49,506,842
Consumer Products - 5.8%
Colgate-Palmolive Co.	412,575	$26,157,255
International Flavors & Fragrances, Inc.	148,306	14,977,423
Procter & Gamble Co.	82,120	6,349,518
Reckitt Benckiser Group PLC	610,207	53,848,278
Svenska Cellulosa Aktiebolaget	615,558	15,214,496

		$116,546,970
Electrical Equipment - 3.5%
Amphenol Corp., “A”	158,803	$15,272,085
Legrand S.A.	416,856	23,021,971
Rockwell Automation, Inc.	44,177	4,932,804
Schneider Electric S.A.	320,673	26,976,715

		$70,203,575
Electronics - 2.6%
Altera Corp.	261,535	$8,557,425
Hoya Corp.	542,200	17,627,200
Microchip Technology, Inc.	295,583	13,307,147
Samsung Electronics Co. Ltd.	9,983	13,007,387

		$52,499,159
Energy - Independent - 0.5%
INPEX Corp.	698,300	$10,374,000

Food & Beverages - 5.3%
Dr Pepper Snapple Group, Inc.	35,083	$2,061,477
Groupe Danone	499,753	36,094,099
Kellogg Co.	266,384	15,937,755
Nestle S.A.	702,620	52,159,764

		$106,253,095
Food & Drug Stores - 0.2%
Lawson, Inc.	62,100	$4,653,505

Gaming & Lodging - 0.3%
William Hill PLC	1,096,999	$6,498,900

General Merchandise - 0.5%
Target Corp.	173,315	$10,327,841

Insurance - 0.4%
Swiss Re Ltd.	88,290	$7,505,214

Internet - 0.4%
eBay, Inc. (a)	158,178	$8,351,798

Major Banks - 6.2%
Bank of New York Mellon Corp.	913,438	$35,660,620
Goldman Sachs Group, Inc.	143,003	24,720,929

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	997,317	$20,690,634
State Street Corp.	610,161	42,979,741

		$124,051,924
Medical Equipment - 8.3%
DENTSPLY International, Inc.	316,355	$14,685,199
Medtronic, Inc.	404,176	24,953,826
Sonova Holding AG	95,569	14,828,961
St. Jude Medical, Inc.	392,424	25,582,121
Stryker Corp.	269,637	21,508,943
Thermo Fisher Scientific, Inc.	385,057	46,784,426
Waters Corp. (a)	169,415	17,524,288

		$165,867,764
Network & Telecom - 0.6%
Cisco Systems, Inc.	499,953	$12,613,814

Oil Services - 3.0%
National Oilwell Varco, Inc.	201,533	$16,332,234
Saipem S.p.A. (a)	361,114	8,401,855
Schlumberger Ltd.	326,057	35,341,318

		$60,075,407
Other Banks & Diversified Financials - 7.4%
American Express Co.	323,480	$28,466,240
Credicorp Ltd.	30,589	4,524,725
Erste Group Bank AG	303,285	7,777,416
Grupo Financiero Banorte S.A. de C.V.	908,353	6,036,906
Itau Unibanco Holding S.A., ADR	1,064,926	16,399,860
Julius Baer Group Ltd.	265,023	11,240,983
Kasikornbank PLC	1,089,880	7,169,052
Komercni Banka A.S.	17,247	3,753,684
Sberbank of Russia, ADR	457,704	3,794,578
UBS AG	1,202,874	20,658,398
Visa, Inc., “A”	179,378	37,850,552

		$147,672,394
Pharmaceuticals - 4.7%
Bayer AG	328,583	$43,523,718
Johnson & Johnson	136,389	13,651,175
Merck KGaA	253,036	22,491,393
Roche Holding AG	50,727	14,737,379

		$94,403,665
Railroad & Shipping - 2.2%
Canadian National Railway Co.	602,313	$40,258,601
Kuehne & Nagel International AG	29,299	3,903,371

		$44,161,972
Restaurants - 1.2%
McDonald’s Corp.	227,907	$21,550,886
Whitbread PLC	39,296	2,837,421

		$24,388,307

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 5.6%
Akzo Nobel N.V.	356,132	$25,698,985
L’Air Liquide S.A.	88,227	11,225,697
Linde AG	265,338	54,325,499
Praxair, Inc.	164,774	21,114,140

		$112,364,321
Specialty Stores - 2.1%
AutoZone, Inc. (a)	33,148	$17,138,510
Sally Beauty Holdings, Inc. (a)	502,189	13,031,805
Urban Outfitters, Inc. (a)	311,264	11,121,463

		$41,291,778
Trucking - 1.5%
United Parcel Service, Inc., “B”	310,097	$30,107,318
Total Common Stocks		$1,962,431,924

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	36,425,285	$36,425,285
Total Investments		$1,998,857,209

Other Assets, Less Liabilities - 0.1%		1,722,406
Net Assets - 100.0%		$2,000,579,615

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,048,187,777	$—	$—	$1,048,187,777
United Kingdom	—	201,019,770	—	201,019,770
France	38,117,921	123,991,790	—	162,109,711
Switzerland	—	160,873,839	—	160,873,839
Germany	133,061,813	19,399,091	—	152,460,904
Netherlands	25,698,985	28,353,993	—	54,052,978
Canada	40,258,601	—	—	40,258,601
Japan	—	32,654,705	—	32,654,705
Denmark	—	16,457,543	—	16,457,543
Other Countries	54,205,808	40,150,288	—	94,356,096
Mutual Funds	36,425,285	—	—	36,425,285
Total Investments	$1,375,956,190	$622,901,019	$—	$1,998,857,209

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $615,731,968 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,483,203,093
Gross unrealized appreciation	532,720,532
Gross unrealized depreciation	(17,066,416)
Net unrealized appreciation (depreciation)	$515,654,116

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,403,361	234,758,609	(218,736,685)	36,425,285

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,924	$36,425,285

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	54.3%
United Kingdom	10.0%
France	8.1%
Switzerland	8.0%
Germany	7.6%
Netherlands	2.7%
Canada	2.0%
Japan	1.6%
Denmark	0.8%
Other Countries	4.9%

6

QUARTERLY REPORT

July 31, 2014

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 59.7%
Aerospace - 3.3%
Cobham PLC	893,804	$4,396,921
Honeywell International, Inc.	113,132	10,388,912
Lockheed Martin Corp.	98,204	16,397,122
Northrop Grumman Corp.	41,981	5,174,998
United Technologies Corp.	92,675	9,744,776

		$46,102,729
Alcoholic Beverages - 1.4%
Heineken N.V.	151,428	$10,632,379
Pernod Ricard S.A.	85,765	9,612,411

		$20,244,790
Automotive - 0.8%
Johnson Controls, Inc.	109,521	$5,173,772
USS Co. Ltd.	307,200	5,390,447

		$10,564,219
Broadcasting - 1.8%
Fuji Television Network, Inc.	162,700	$2,607,932
Nippon Television Holdings, Inc.	174,400	2,963,238
Omnicom Group, Inc.	86,997	6,088,920
Viacom, Inc., “B”	50,717	4,192,774
Walt Disney Co.	103,532	8,891,328

		$24,744,192
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	20,075	$6,117,455
Computershare Ltd.	206,238	2,494,159
Daiwa Securities Group, Inc.	383,000	3,225,965
Franklin Resources, Inc.	61,257	3,317,067

		$15,154,646
Business Services - 3.2%
Accenture PLC, “A”	159,126	$12,615,509
Amadeus Holdings AG	222,408	8,746,732
Bunzl PLC	256,820	6,871,728
Compass Group PLC	630,759	10,266,257
Nomura Research Institute Ltd.	189,800	5,983,911

		$44,484,137
Cable TV - 0.7%
Comcast Corp., “Special A”	194,707	$10,410,983

Chemicals - 1.8%
3M Co.	90,340	$12,728,003
Givaudan S.A.	3,604	5,898,036
PPG Industries, Inc.	35,912	7,123,504

		$25,749,543
Computer Software - 0.6%
Oracle Corp.	192,464	$7,773,621

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.1%
Canon, Inc.	154,900	$5,069,661
International Business Machines Corp.	55,610	10,658,769

		$15,728,430
Construction - 0.6%
Geberit AG	13,349	$4,470,956
Stanley Black & Decker, Inc.	39,388	3,444,481

		$7,915,437
Consumer Products - 3.5%
Henkel KGaA, IPS	106,598	$11,907,719
Kao Corp.	428,700	17,636,956
Kose Corp.	76,800	3,195,991
Procter & Gamble Co.	89,024	6,883,336
Reckitt Benckiser Group PLC	102,159	9,015,115

		$48,639,117
Containers - 0.5%
Brambles Ltd.	661,678	$5,746,157
Crown Holdings, Inc. (a)	35,601	1,657,227

		$7,403,384
Electrical Equipment - 1.5%
Danaher Corp.	73,137	$5,403,362
Legrand S.A.	106,599	5,887,211
Pentair PLC	21,048	1,348,545
Spectris PLC	75,438	2,430,066
Tyco International Ltd.	133,732	5,770,536

		$20,839,720
Electronics - 1.3%
Halma PLC	323,965	$3,063,698
Hirose Electric Co. Ltd.	33,700	4,763,400
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	427,397	8,547,940
Texas Instruments, Inc.	56,090	2,594,163

		$18,969,201
Energy - Independent - 0.7%
Cairn Energy PLC (a)	566,302	$1,679,467
Occidental Petroleum Corp.	83,921	8,199,921

		$9,879,388
Energy - Integrated - 2.8%
Chevron Corp.	54,352	$7,024,452
Exxon Mobil Corp.	135,316	13,388,165
Royal Dutch Shell PLC, “A”	324,769	13,354,714
Suncor Energy, Inc.	127,435	5,232,508

		$38,999,839
Food & Beverages - 2.8%
General Mills, Inc.	144,711	$7,257,257
Groupe Danone	221,040	15,964,366
Nestle S.A.	225,847	16,765,999

		$39,987,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.2%
CVS Caremark Corp.	171,597	$13,103,147
Lawson, Inc.	59,200	4,436,192

		$17,539,339
General Merchandise - 0.5%
Target Corp.	123,237	$7,343,693

Insurance - 3.8%
ACE Ltd.	42,455	$4,249,746
Aon PLC	70,463	5,944,259
Fairfax Financial Holdings Ltd.	13,605	6,405,399
Hiscox Ltd.	255,220	2,903,447
ING Groep N.V. (a)	450,732	5,837,503
MetLife, Inc.	175,919	9,253,339
Prudential Financial, Inc.	63,311	5,506,158
Travelers Cos., Inc.	100,004	8,956,358
Zurich Insurance Group AG	15,047	4,374,301

		$53,430,510
Leisure & Toys - 0.2%
Hasbro, Inc.	57,076	$2,851,517

Machinery & Tools - 0.4%
GLORY Ltd.	82,900	$2,733,265
Neopost S.A.	47,325	3,319,727

		$6,052,992
Major Banks - 4.9%
Bank of New York Mellon Corp.	219,750	$8,579,040
Goldman Sachs Group, Inc.	37,258	6,440,790
HSBC Holdings PLC	800,184	8,566,232
JPMorgan Chase & Co.	269,409	15,536,817
State Street Corp.	99,097	6,980,393
Sumitomo Mitsui Financial Group, Inc.	62,200	2,546,390
Toronto-Dominion Bank	50,607	2,646,500
Wells Fargo & Co.	334,356	17,018,720

		$68,314,882
Medical & Health Technology & Services - 0.3%
Kobayashi Pharmaceutical Co. Ltd.	59,700	$3,716,184

Medical Equipment - 1.4%
Abbott Laboratories	189,305	$7,973,527
Medtronic, Inc.	121,128	7,478,443
St. Jude Medical, Inc.	57,518	3,749,598

		$19,201,568
Network & Telecom - 0.7%
Ericsson, Inc., “B”	840,737	$10,450,153

Other Banks & Diversified Financials - 1.0%
DNB A.S.A.	305,311	$5,395,525
Hachijuni Bank Ltd.	201,000	1,240,719
North Pacific Ltd.	185,600	758,816
U.S. Bancorp	155,679	6,543,188

		$13,938,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.4%
Bayer AG	86,800	$11,497,426
GlaxoSmithKline PLC	592,070	14,290,858
Johnson & Johnson	193,722	19,389,635
Novartis AG	166,987	14,576,194
Pfizer, Inc.	506,282	14,530,293
Roche Holding AG	40,681	11,818,781
Santen Pharmaceutical Co. Ltd.	62,500	3,675,817

		$89,779,004
Printing & Publishing - 0.3%
Moody’s Corp.	44,657	$3,885,159

Railroad & Shipping - 0.2%
Canadian National Railway Co.	39,872	$2,665,044

Real Estate - 0.8%
Deutsche Wohnen AG	515,454	$11,191,896

Restaurants - 0.5%
McDonald’s Corp.	78,725	$7,444,236

Specialty Stores - 0.2%
Esprit Holdings Ltd.	1,473,450	$2,315,482

Telecommunications - Wireless - 1.9%
KDDI Corp.	353,500	$20,361,064
Vodafone Group PLC	1,899,599	6,325,048

		$26,686,112
Telephone Services - 1.3%
TDC A.S.	380,127	$3,835,336
Verizon Communications, Inc.	296,351	14,942,017

		$18,777,353
Tobacco - 3.0%
British American Tobacco PLC	176,342	$10,320,311
Japan Tobacco, Inc.	298,500	10,415,066
Lorillard, Inc.	104,880	6,343,142
Philip Morris International, Inc.	185,436	15,207,606

		$42,286,125
Trucking - 1.2%
United Parcel Service, Inc., “B”	67,489	$6,552,507
Yamato Holdings Co. Ltd.	478,400	9,883,287

		$16,435,794
Total Common Stocks		$837,896,289

Bonds - 35.4%
Asset-Backed & Securitized - 0.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,489,951	$1,610,948
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	794,806	808,149
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	995,797	1,067,588
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	426	436
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 8/10/45	3,195,221	3,522,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.805%, 6/15/49		$1,058,797	$1,079,768
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.95%, 2/15/51		481,148	480,477
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.805%, 6/15/49		1,040,000	1,136,000
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.839%, 6/12/50		137,268	137,459
Merrill Lynch Mortgage Trust, FRN, 5.839%, 6/12/50		1,040,000	1,153,193
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51		510,000	553,716

			$11,549,769
Automotive - 0.4%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$492,000	$494,810
FCE Bank, 1.875%, 5/12/16	EUR	350,000	478,168
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$853,000	862,148
RCI Banque S.A., 4.25%, 4/27/17	EUR	550,000	801,285
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$227,000	231,540
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)		1,810,000	1,817,513
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)		534,000	548,584
Volkswagen International Finance N.V., 3.875%, 9/29/49	EUR	450,000	634,966

			$5,869,014
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$432,000	$499,799

Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43		$610,000	$609,771
Grupo Televisa S.A.B., 5%, 5/13/45		395,000	393,325
Myriad International Holdings B.V., 6%, 7/18/20 (n)		650,000	716,625
Vivendi S.A., 4%, 3/31/17	EUR	400,000	582,261

			$2,301,982
Building - 0.2%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	350,000	$509,308
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	300,000	434,350
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	200,000	393,886
Mohawk Industries, Inc., 6.125%, 1/15/16		$483,000	518,259
Owens Corning, Inc., 6.5%, 12/01/16		157,000	174,166
Owens Corning, Inc., 4.2%, 12/15/22		376,000	383,751

			$2,413,720
Business Services - 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$483,000	$511,490
Fidelity National Information Services, Inc., 3.875%, 6/05/24		749,000	746,479
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		281,000	285,331

			$1,543,300
Cable TV - 0.2%
Comcast Corp., 4.65%, 7/15/42		$614,000	$635,311
Cox Communications, Inc., 3.25%, 12/15/22 (n)		595,000	581,070
NBCUniversal Media LLC, 5.15%, 4/30/20		728,000	828,110
Shaw Communications, 5.65%, 10/01/19	CAD	510,000	530,796
Time Warner Cable Inc., 5.25%, 7/15/42	GBP	100,000	182,359
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	479,486

			$3,237,132
Chemicals - 0.2%
CF Industries, Inc., 5.15%, 3/15/34		$424,000	$449,819
Dow Chemical Co., 8.55%, 5/15/19		580,000	738,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
FMC Corp., 4.1%, 2/01/24		$436,000	$453,504
LYB International Finance B.V., 4%, 7/15/23		336,000	349,955
LyondellBasell Industries N.V., 5%, 4/15/19		597,000	666,444

			$2,658,394
Computer Software - 0.0%
Oracle Corp., 3.4%, 7/08/24		$609,000	$606,396

Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$251,000	$252,000
Siemens Financieringsmaat N.V., 5.25%, 9/14/66	EUR	300,000	433,049
Siemens Financieringsmaat N.V., 6.125%, 9/14/66	GBP	150,000	271,230

			$956,279
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 4.7%, 8/15/20		$763,000	$820,667
Prosegur Cia de Seguridad S.A., 2.75%, 4/02/18	EUR	400,000	561,555
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$731,000	746,328

			$2,128,550
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/22	GBP	350,000	$607,480

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$522,000	$523,469

Emerging Market Quasi-Sovereign - 0.2%
Comision Federal de Electricidad, 4.875%, 1/15/24		$535,000	$564,425
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		677,000	707,465
Corp Nacional Del Cobre De Chile Notes Fixed, 2.25%, 7/09/24 (z)	EUR	104,000	139,297
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)		$271,000	280,044
Empresa Nacional del Petroleo, 6.25%, 7/08/19		265,000	302,187
Pemex Project Funding Master Trust, 5.75%, 3/01/18		523,000	581,838
Petroleos Mexicanos, 5.5%, 1/21/21		232,000	256,430

			$2,831,686
Emerging Market Sovereign - 0.8%
Brazil Notas do Tesouro Nacional, 10%, 1/01/23	BRL	16,192,000	$6,483,786
Republic of Colombia, 6.125%, 1/18/41		$613,000	731,003
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	400,000	538,298
Republic of Peru, 7.35%, 7/21/25		$700,000	924,000
United Mexican States, 8.5%, 5/31/29	MXN	27,890,000	2,540,764

			$11,217,851
Energy - Independent - 0.1%
Canadian Natural Resources Ltd., 3.8%, 4/15/24		$528,000	$539,329
Continental Resources, Inc., 4.9%, 6/01/44 (n)		305,000	312,074
EOG Resources, Inc., 2.625%, 3/15/23		269,000	257,120

			$1,108,523
Energy - Integrated - 0.1%
BG Energy Capital PLC, 6.5%, 11/30/72	EUR	350,000	$527,446
Eni S.p.A., 4%, 6/29/20	EUR	300,000	462,726
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	598,926

			$1,589,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$569,000	$651,505

Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$1,008,000	$1,153,176
BRF S.A., 4.75%, 5/22/24		503,000	492,789
Coca-Cola Co., 4.25%, 11/16/16	EUR	350,000	504,576
Conagra Foods, Inc., 3.2%, 1/25/23		$729,000	709,891
Mead Johnson Nutrition Co., 4.6%, 6/01/44		210,000	212,626
Tyson Foods, Inc., 6.6%, 4/01/16		1,200,000	1,306,958
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		277,000	282,152

			$4,662,168
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 6/01/17		$305,000	$341,905

Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$793,000	$907,297
Packaging Corp. of America, 3.9%, 6/15/22		483,000	494,965

			$1,402,262
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$500,000	$505,237
Wyndham Worldwide Corp., 5.625%, 3/01/21		350,000	392,316

			$897,553
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/22		$226,000	$250,173
American International Group, Inc., 4.875%, 3/15/67	EUR	600,000	839,383
Assicurazioni Generali S.p.A., 7.75%, 12/12/42	EUR	200,000	336,101
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	470,000	649,178
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	450,000	686,933
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	450,000	792,383
UnumProvident Corp., 6.85%, 11/15/15 (n)		$697,000	746,231

			$4,300,382
Insurance - Property & Casualty - 0.4%
Amlin PLC, 6.5%, 12/19/26	GBP	200,000	$354,543
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$1,440,000	1,464,972
AXIS Specialty Finance LLC, 2.65%, 4/01/19		86,000	86,273
Berkshire Hathaway, Inc., 4.5%, 2/11/43		490,000	498,552
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		730,000	804,825
Clerical Medical Finance PLC, 4.25%, 6/29/49	EUR	500,000	674,546
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		$293,000	297,626
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		500,000	498,497
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	300,000	562,509
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$759,000	817,823

			$6,060,166
International Market Quasi-Sovereign - 0.4%
Caisse D’amortissement de la Dette Sociale, 1%, 5/25/18	EUR	400,000	$549,063
Electricite de France, 6% to 2026, FRN to 12/29/49	GBP	300,000	533,536
Electricite de France, FRN, 5.25%, 1/29/49 (n)		$810,000	823,065
ESB Finance Ltd., 4.375%, 11/21/19	EUR	400,000	618,159
Statoil A.S.A., 4.25%, 11/23/41		$660,000	666,151
Statoil A.S.A., FRN, 0.514%, 5/15/18		477,000	477,184
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		1,450,000	1,387,295

			$5,054,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - 19.0%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,852,000	$4,184,828
Federal Republic of Germany, 3.25%, 7/04/21	EUR	3,231,000	5,090,482
Federal Republic of Germany, 6.25%, 1/04/30	EUR	4,888,000	10,548,367
Government of Australia, 5.75%, 5/15/21	AUD	15,381,000	16,473,474
Government of Canada, 4.5%, 6/01/15	CAD	4,984,000	4,701,329
Government of Canada, 4.25%, 6/01/18	CAD	7,496,000	7,603,317
Government of Canada, 3.25%, 6/01/21	CAD	2,949,000	2,954,328
Government of Canada, 5.75%, 6/01/33	CAD	3,267,000	4,389,528
Government of Japan, 1.1%, 6/20/20	JPY	2,702,400,000	27,657,507
Government of Japan, 2.1%, 9/20/24	JPY	1,723,350,000	19,290,111
Government of Japan, 2.2%, 9/20/27	JPY	850,700,000	9,703,703
Government of Japan, 2.4%, 3/20/37	JPY	325,150,000	3,684,473
Government of Japan, 2%, 3/20/52	JPY	127,000,000	1,318,465
Government of New Zealand, 5%, 3/15/19	NZD	6,155,000	5,441,636
Government of New Zealand, 5.5%, 4/15/23	NZD	1,780,000	1,644,934
Kingdom of Belgium, 4%, 3/28/32	EUR	1,839,000	3,089,666
Kingdom of Belgium, 4.25%, 9/28/21	EUR	5,416,000	8,915,768
Kingdom of Denmark, 3%, 11/15/21	DKK	11,296,000	2,336,561
Kingdom of Norway, 3.75%, 5/25/21	NOK	7,983,000	1,412,280
Kingdom of Spain, 5.4%, 1/31/23	EUR	2,003,000	3,326,201
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,857,000	5,896,091
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,313,000	6,724,012
Kingdom of Sweden, 5%, 12/01/20	SEK	40,470,000	7,250,409
Kingdom of Sweden, 3.5%, 6/01/22	SEK	10,830,000	1,816,831
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	8,909,000	13,940,330
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,389,000	4,670,878
Republic of Austria, 4.65%, 1/15/18	EUR	2,195,000	3,389,502
Republic of Austria, 1.75%, 10/20/23	EUR	4,268,000	5,965,362
Republic of Finland, 3.875%, 9/15/17	EUR	2,248,000	3,356,054
Republic of France, 2.5%, 10/25/20	EUR	2,381,000	3,537,713
Republic of France, 6%, 10/25/25	EUR	4,681,000	9,068,150
Republic of France, 4.75%, 4/25/35	EUR	2,910,000	5,469,201
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,826,000	2,954,120
Republic of Ireland, 5.4%, 3/13/25	EUR	1,304,000	2,232,821
Republic of Italy, 5.25%, 8/01/17	EUR	7,852,000	11,887,125
Republic of Italy, 3.75%, 3/01/21	EUR	12,796,000	19,195,762
United Kingdom Treasury, 5%, 3/07/18	GBP	3,229,000	6,096,108
United Kingdom Treasury, 8%, 6/07/21	GBP	2,024,000	4,659,891
United Kingdom Treasury, 4.25%, 12/07/27	GBP	189,000	366,103
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,376,000	4,645,443

			$266,888,864
Major Banks - 1.5%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$865,000	$923,829
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	300,000	517,775
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$500,000	515,041
Bank of America Corp., 4.125%, 1/22/24		1,184,000	1,211,870
Bank of America Corp., 4.875%, 4/01/44		449,000	462,056
Barclays Bank PLC, 6%, 1/14/21	EUR	617,000	983,666
Barclays Bank PLC, 6.75%, 1/16/23	GBP	250,000	460,775
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	300,000	417,890
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	413,837
Credit Agricole S.A., 7.875%, 10/29/49	EUR	400,000	641,405
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$820,000	906,100
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,181,000	1,355,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
HSBC Bank PLC, FRN, 0.864%, 5/15/18 (n)		$1,116,000	$1,125,998
HSBC USA, Inc., 4.875%, 8/24/20		1,000,000	1,111,449
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	409,326
ING Bank N.V., 5.8%, 9/25/23 (n)		$630,000	702,974
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	550,000	768,495
JPMorgan Chase & Co., 4.25%, 10/15/20		$634,000	680,084
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		515,000	549,763
Morgan Stanley, 7.3%, 5/13/19		980,000	1,183,131
Morgan Stanley, 5.5%, 7/28/21		490,000	557,524
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)		2,050,000	2,059,791
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		640,000	713,600
Regions Financial Corp., 2%, 5/15/18		602,000	595,997
Royal Bank of Scotland PLC, 5.5%, 3/23/20	EUR	300,000	489,851
Royal Bank of Scotland PLC, 6.934%, 4/09/18	EUR	400,000	619,632
Societe Generale S.A., 4.25%, 7/13/22	EUR	300,000	489,385
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		$650,000	678,925

			$21,545,655
Metals & Mining - 0.3%
Barrick Gold Corp., 4.1%, 5/01/23		$499,000	$493,341
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		705,000	769,294
Cameco Corp., 5.67%, 9/02/19	CAD	855,000	885,135
Glencore Finance Europe, 6.5%, 2/27/19	GBP	200,000	382,923
Plains Exploration & Production Co., 6.875%, 2/15/23		$681,000	788,258
Southern Copper Corp., 6.75%, 4/16/40		559,000	609,310
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	300,000	450,236

			$4,378,497
Midstream - 0.4%
Enbridge, Inc., 3.19%, 12/05/22	CAD	600,000	$553,116
Energy Transfer Partners LP, 4.65%, 6/01/21		$482,000	521,003
Energy Transfer Partners LP, 3.6%, 2/01/23		399,000	393,368
Enterprise Products Operating LLC, 3.9%, 2/15/24		346,000	354,380
Spectra Energy Partners LP, 4.75%, 3/15/24		1,158,000	1,243,411
Sunoco Logistics Partners LP, 5.3%, 4/01/44		571,000	591,111
Trans-Canada Pipelines Ltd., 5.1%, 1/11/17	CAD	520,000	514,711
Williams Cos., Inc., 3.7%, 1/15/23		$861,000	817,335

			$4,988,435
Mortgage-Backed - 2.9%
Fannie Mae, 5.5%, 2/01/15 - 1/01/37		$345,677	$358,119
Fannie Mae, 4.78%, 8/01/15		317,687	325,042
Fannie Mae, 4.856%, 8/01/15		251,472	257,198
Fannie Mae, 5.433%, 2/01/16		263,951	278,282
Fannie Mae, 5.09%, 12/01/16		354,464	383,297
Fannie Mae, 5.017%, 1/01/17		121,429	123,344
Fannie Mae, 5.05%, 1/01/17		308,949	329,398
Fannie Mae, 5.205%, 1/01/18		524,728	555,090
Fannie Mae, 3.849%, 7/01/18		384,049	410,697
Fannie Mae, 2.578%, 9/25/18		900,000	925,476
Fannie Mae, 5.1%, 3/01/19		321,994	360,502
Fannie Mae, 5.18%, 3/01/19		322,359	349,205
Fannie Mae, 5%, 12/01/20 - 8/01/40		4,071,801	4,520,534
Fannie Mae, 4.5%, 3/01/25 - 3/01/34		1,437,767	1,551,727
Fannie Mae, 6%, 9/01/37 - 6/01/38		702,555	791,047
Fannie Mae, 4%, 2/01/41		1,334,140	1,404,102

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.5%, 5/01/43		$3,572,724	$3,654,016
Freddie Mac, 1.426%, 8/25/17		927,000	930,872
Freddie Mac, 3.882%, 11/25/17		733,000	786,694
Freddie Mac, 2.412%, 8/25/18		802,000	820,844
Freddie Mac, 5.085%, 3/25/19		589,000	664,411
Freddie Mac, 1.883%, 5/25/19		1,250,000	1,242,629
Freddie Mac, 3.32%, 7/25/20		425,867	447,714
Freddie Mac, 5.5%, 7/01/37		253,551	283,166
Freddie Mac, 4.5%, 5/01/40 - 4/01/44		4,696,436	5,058,118
Freddie Mac, TBA, 4%, 8/01/44		5,180,000	5,436,895
Ginnie Mae, 5%, 5/15/40		1,119,105	1,231,322
Ginnie Mae, 3.5%, 6/20/43		3,287,602	3,397,852
Ginnie Mae, TBA, 4%, 8/01/44		3,338,000	3,536,102

			$40,413,695
Natural Gas - Distribution - 0.0%
GDF SUEZ, 5%, 10/01/60	GBP	250,000	$472,065

Network & Telecom - 0.2%
British Telecommunications PLC, 5.75%, 12/07/28	GBP	165,000	$320,300
Deutsche Telekom I, 4.875%, 4/22/25	EUR	300,000	506,749
Verizon Communications, Inc., 6.4%, 9/15/33		$725,000	899,007
Verizon Communications, Inc., 5.05%, 3/15/34		395,000	419,259
Verizon Communications, Inc., 6.55%, 9/15/43		525,000	659,322

			$2,804,637
Other Banks & Diversified Financials - 1.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$840,000	$898,800
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	300,000	417,911
BB&T Corp., 3.95%, 4/29/16		$1,290,000	1,360,068
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		901,000	1,022,635
BBVA Subordinated Capital SAU, 3.50% to 4/11/19, FRN to 4/11/24	EUR	500,000	690,182
Caixabank S.A., 3.25%, 1/22/16	EUR	400,000	554,894
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$900,000	880,960
Citigroup, Inc., 6.125%, 5/15/18		386,000	441,424
Citigroup, Inc., 3.75%, 6/16/24		753,000	749,531
Discover Bank, 7%, 4/15/20		1,065,000	1,273,070
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	300,000	427,836
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	300,000	540,474
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)		$698,000	690,517
KBC Ifima N.V., 4.5%, 3/27/17	EUR	300,000	441,596
Lloyds TSB Bank PLC, 6.5%, 3/24/20	EUR	350,000	572,107
Macquarie Group Ltd., 3%, 12/03/18 (n)		$418,000	428,007
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	441,192
Svenska Handelsbanken AB, FRN, 0.68%, 3/21/16		$1,210,000	1,216,147
Swedbank AB, 1.75%, 3/12/18 (n)		728,000	726,107
U.S. Bancorp, 2.95%, 7/15/22		196,000	191,829

			$13,965,287
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/22		$483,000	$472,740

Pharmaceuticals - 0.2%
Celgene Corp., 1.9%, 8/15/17		$483,000	$488,494
Gilead Sciences, Inc., 3.7%, 4/01/24		988,000	1,012,792
Mylan, Inc., 2.55%, 3/28/19		216,000	216,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		$602,000	$577,042
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		531,000	532,551

			$2,827,002
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24		$670,000	$715,303

Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$969,000	$923,876

Real Estate - Apartment - 0.0%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$102,000	$106,854

Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$669,000	$646,291

Real Estate - Retail - 0.1%
Hammerson PLC, 2.75%, 9/26/19	EUR	300,000	$430,819
Hammerson PLC, 6%, 2/23/26	GBP	220,000	435,736
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$640,000	742,305

			$1,608,860

Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$346,000	$378,221

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$332,000	$330,624
Cencosud S.A., 5.5%, 1/20/21		586,000	617,436
Dollar General Corp., 4.125%, 7/15/17		500,000	531,276
Gap, Inc., 5.95%, 4/12/21		738,000	846,999
Home Depot, Inc., 5.95%, 4/01/41		678,000	842,916
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	300,000	520,726
Wal-Mart Stores, Inc., 4.3%, 4/22/44		$459,000	460,342

			$4,150,319
Specialty Chemicals - 0.1%
Ecolab, Inc., 3%, 12/08/16		$500,000	$521,801
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		384,000	414,720

			$936,521
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	300,000	$434,652
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	200,000	304,646

			$739,298
Supranational - 0.1%
European Investment Bank, 4.25%, 4/15/19	EUR	450,000	$708,975

Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	200,000	$268,222
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	500,000	809,275
American Tower Corp., REIT, 4.7%, 3/15/22		$167,000	178,257
American Tower Corp., REIT, 3.5%, 1/31/23		502,000	488,458
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (n)	EUR	266,000	365,982
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		$615,000	715,869

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Rogers Communications, Inc., 5%, 3/15/44		$344,000	$355,237

			$3,181,300
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	855,000	$879,309

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$960,000	$917,638
Lorillard Tobacco Co., 8.125%, 6/23/19		592,000	737,784
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	567,077

			$2,222,499
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$192,000	$198,751
ERAC USA Finance Co., 7%, 10/15/37 (n)		627,000	823,938
Hit Finance B.V., 4.875%, 10/27/21	EUR	300,000	486,337

			$1,509,026
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 9/15/15		$1,113,000	$1,162,836
Small Business Administration, 5.09%, 10/01/25		67,938	73,141
Small Business Administration, 5.21%, 1/01/26		813,342	875,222
Small Business Administration, 5.31%, 5/01/27		526,130	584,142
Small Business Administration, 2.22%, 3/01/33		1,225,884	1,176,235

			$3,871,576
U.S. Treasury Obligations - 2.5%
U.S. Treasury Bonds, 6.875%, 8/15/25		$2,263,000	$3,190,830
U.S. Treasury Bonds, 4.5%, 8/15/39		5,454,600	6,669,950
U.S. Treasury Notes, 4.75%, 8/15/17 (f)		3,896,000	4,326,691
U.S. Treasury Notes, 3.5%, 5/15/20		5,955,000	6,465,361
U.S. Treasury Notes, 2.75%, 2/15/24		14,120,000	14,384,750

			$35,037,582
Utilities - Electric Power - 0.4%
CMS Energy Corp., 5.05%, 3/15/22		$631,000	$711,735
Colbun S.A., 4.5%, 7/10/24 (z)		201,000	199,810
E.On International Finance, 6.375%, 6/07/32	GBP	250,000	518,300
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$462,000	463,058
Enel Finance International N.V., 4.875%, 3/11/20	EUR	350,000	553,576
Enel S.p.A., 6.25%, 6/20/19	GBP	300,000	577,646
NGG Finance PLC, 5.625%, 6/18/73	GBP	300,000	529,079
PPL Capital Funding, Inc., 5%, 3/15/44		$331,000	358,940
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		189,000	211,833
Progress Energy, Inc., 7.05%, 3/15/19		460,000	554,355
Red Electrica Finance S.A., 3.5%, 10/07/16	EUR	300,000	425,911
Red Electrica Finance S.A., 4.75%, 2/16/18	EUR	300,000	454,573

			$5,558,816
Total Bonds			$496,944,339

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		71,026,423	$71,026,423
Total Investments			$1,405,867,051

Other Assets, Less Liabilities - (0.2)%			(3,209,795)
Net Assets - 100.0%			$1,402,657,256

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,791,058 representing 2.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Colbun S.A., 4.5%, 7/10/24	7/02/14	$198,229	$199,810
Corp Nacional Del Cobre De Chile Notes Fixed, 2.25%, 7/09/24	7/02/14	140,181	139,297
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	414	436
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	542,768	538,298
Total Restricted Securities			$877,841
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	152,000	10/10/14	$141,510	$140,574	$936
SELL	AUD	Morgan Stanley	2,111,058	10/10/14	1,970,352	1,952,372	17,980
SELL	AUD	Westpac Banking Corp.	7,793,014	10/10/14	7,253,894	7,207,221	46,673
SELL	BRL	UBS AG	16,012,812	8/04/14-10/02/14	7,054,298	6,943,948	110,350
SELL	CAD	Citibank N.A.	47,000	10/10/14	43,644	43,036	608
SELL	CAD	Goldman Sachs International	117,000	10/10/14	109,345	107,132	2,213
SELL	CAD	Merrill Lynch International	3,917,976	10/10/14	3,668,002	3,587,523	80,479
SELL	CAD	UBS AG	6,061,104	10/10/14	5,682,838	5,549,894	132,944
SELL	CHF	Citibank N.A.	137,000	10/10/14	153,361	150,831	2,530
SELL	CHF	UBS AG	993,000	10/10/14	1,111,896	1,093,246	18,650
SELL	DKK	Barclays Bank PLC	1,747,494	10/10/14	319,201	313,976	5,225
SELL	DKK	UBS AG	1,747,494	10/10/14	319,181	313,976	5,205
SELL	EUR	Credit Suisse Group	14,807,347	10/10/14	20,144,192	19,832,329	311,863
SELL	EUR	Deutsche Bank AG	5,168,472	10/10/14	7,038,414	6,922,430	115,984
SELL	EUR	Goldman Sachs International	3,752,421	10/10/14	5,088,880	5,025,833	63,047
SELL	EUR	UBS AG	1,559,000	10/10/14	2,100,254	2,088,058	12,196
SELL	GBP	Credit Suisse Group	106,000	10/10/14	180,815	178,856	1,959
SELL	GBP	Goldman Sachs International	710,886	10/10/14	1,216,929	1,199,495	17,434
BUY	ILS	JPMorgan Chase Bank	1,848,000	10/01/14	538,844	539,699	855
BUY	ILS	UBS AG	554,000	10/10/14	161,403	161,808	405
SELL	INR	JPMorgan Chase Bank	160,548,000	8/05/14	2,657,639	2,652,090	5,549
SELL	JPY	Goldman Sachs International	6,444,000	10/10/14	63,598	62,673	925
BUY	KRW	JPMorgan Chase Bank	6,228,815,000	8/18/14	6,039,185	6,055,268	16,083
SELL	MXN	Barclays Bank PLC	8,971,258	10/10/14	690,070	675,202	14,868
SELL	NOK	UBS AG	4,231,754	10/10/14	684,986	671,495	13,491
SELL	NZD	Credit Suisse Group	1,877,227	10/10/14	1,602,621	1,583,943	18,678
SELL	NZD	Deutsche Bank AG	5,475,000	10/10/14	4,637,132	4,619,624	17,508
SELL	NZD	Goldman Sachs International	6,797,153	10/10/14	5,918,930	5,735,213	183,717
SELL	SEK	Goldman Sachs International	8,875,129	10/10/14	1,299,080	1,286,208	12,872
SELL	SEK	Goldman Sachs International	33,248,093	10/10/14	4,867,536	4,818,405	49,131
BUY	THB	JPMorgan Chase Bank	37,630,750	8/06/14	1,147,804	1,169,170	21,366
BUY	ZAR	JPMorgan Chase Bank	12,998,933	10/10/14	1,196,991	1,198,306	1,315

							$1,303,039

Liability Derivatives
BUY	AUD	Goldman Sachs International	108,774	10/10/14	$101,318	$100,597	$(721)
BUY	BRL	Deutsche Bank AG	965,000	8/04/14	425,597	425,344	(253)
BUY	BRL	UBS AG	15,047,812	8/04/14	6,738,832	6,632,644	(106,188)
SELL	BRL	Deutsche Bank AG	965,000	8/04/14	423,599	425,345	(1,746)
SELL	BRL	UBS AG	14,082,812	8/04/14	6,173,504	6,207,300	(33,796)
BUY	CAD	Goldman Sachs International	575,000	10/10/14	537,420	526,503	(10,917)
BUY	CZK	Citibank N.A.	12,895,000	10/10/14	639,628	624,330	(15,298)
BUY	EUR	Barclays Bank PLC	8,500,114	9/19/14	11,504,565	11,383,818	(120,747)
BUY	EUR	Goldman Sachs International	1,600,000	10/10/14	2,175,316	2,142,972	(32,344)
BUY	GBP	Citibank N.A.	351,000	10/10/14	598,117	592,251	(5,866)
BUY	GBP	Credit Suisse Group	3,007,421	10/10/14	5,145,471	5,074,496	(70,975)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	GBP	Merrill Lynch International	2,385,236	10/10/14	$4,081,436	$4,024,667	$(56,769)
BUY	INR	Barclays Bank PLC	151,814,000	8/26/14	2,532,555	2,495,246	(37,309)
BUY	INR	JPMorgan Chase Bank	321,096,000	8/05/14-9/30/14	5,324,414	5,268,000	(56,414)
BUY	JPY	Deutsche Bank AG	2,780,000,826	10/10/14	27,392,139	27,037,712	(354,427)
BUY	JPY	Goldman Sachs International	49,744,000	10/10/14	488,744	483,800	(4,944)
BUY	JPY	UBS AG	110,000,000	10/10/14	1,084,139	1,069,837	(14,302)
BUY	MYR	Deutsche Bank AG	3,199,863	9/11/14	1,004,343	998,028	(6,315)
BUY	NZD	Goldman Sachs International	153,000	10/10/14	133,450	129,097	(4,353)
BUY	PLN	JPMorgan Chase Bank	4,070,803	8/11/14	1,343,012	1,304,038	(38,974)
BUY	SGD	Deutsche Bank AG	1,036,000	10/10/14	833,615	830,470	(3,145)

							$(975,803)

Futures Contracts Outstanding at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
US Treasury Note 10 yr (Short)	USD	36	$4,485,938	September - 2014	$39,230

At July 31, 2014, the fund had liquid securities with an aggregate value of $54,417 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$425,572,285	$—	$—	$425,572,285
Japan	—	110,604,299	—	110,604,299
United Kingdom	2,430,067	91,053,797	—	93,483,864
Switzerland	—	57,904,267	—	57,904,267
France	9,612,411	25,171,304	—	34,783,715
Germany	22,689,322	11,907,719	—	34,597,041
Canada	16,949,451	—	—	16,949,451
Netherlands	—	16,469,882	—	16,469,882
Sweden	—	10,450,153	—	10,450,153
Other Countries	8,547,940	28,533,390	—	37,081,330
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	38,909,158	—	38,909,158
Non-U.S. Sovereign Debt	—	286,701,829	—	286,701,829
U.S. Corporate Bonds	—	61,685,824	—	61,685,824
Residential Mortgage-Backed Securities	—	40,413,698	—	40,413,698
Commercial Mortgage-Backed Securities	—	11,549,332	—	11,549,332
Asset-Backed Securities (including CDOs)	—	436	—	436
Foreign Bonds	—	57,684,064	—	57,684,064
Mutual Funds	71,026,423	—	—	71,026,423
Total Investments	$556,827,899	$849,039,152	$—	$1,405,867,051

Other Financial Instruments
Futures Contracts	$39,230	$—	$—	$39,230
Forward Foreign Currency Exchange Contracts	—	327,236	—	327,236

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $331,193,569 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,159,199,223
Gross unrealized appreciation	260,231,421
Gross unrealized depreciation	(13,563,593)
Net unrealized appreciation (depreciation)	$246,667,828

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,296,047	218,521,805	(175,791,429)	71,026,423

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,510	$71,026,423

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	45.7%
Japan	12.3%
United Kingdom	8.6%
Switzerland	4.3%
France	4.3%
Germany	4.3%
Canada	3.0%
Netherlands	2.9%
Italy	2.5%
Other Countries	12.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

July 31, 2014

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 92.2%
Broadcasting - 0.6%
Twenty-First Century Fox, Inc.	1,180,006	$37,382,590

Cable TV - 8.1%
Astro Malaysia Holdings Berhad	31,883,900	$33,519,995
Charter Communications, Inc., “A” (a)	335,708	51,873,600
Comcast Corp., “Special A”	3,375,445	180,485,044
Liberty Global PLC, “A” (a)	418,791	17,421,706
Liberty Global PLC, “C” (a)	1,910,138	76,386,419
Time Warner Cable, Inc.	618,171	89,696,612
Ziggo N.V.	1,112,510	50,043,118

		$499,426,494
Energy - Independent - 4.9%
Access Midstream Partners LP	462,255	$27,836,996
Anadarko Petroleum Corp.	459,217	49,067,336
Antero Resources Corp. (a)	354,990	20,504,222
Enable Midstream Partners LP	298,390	7,107,650
Energen Corp.	682,414	55,705,455
EQT Corp.	662,012	62,109,966
Markwest Energy Partners LP	357,249	24,935,980
Noble Energy, Inc.	331,310	22,028,802
Western Gas Equity Partners LP	566,551	31,953,476

		$301,249,883
Natural Gas - Distribution - 7.1%
AGL Energy Ltd.	1,170,296	$15,975,849
China Resources Gas Group Ltd.	12,098,000	38,245,044
Gas Natural SDG S.A.	1,216,102	37,235,415
GDF Suez	2,680,008	68,661,433
Infraestructura Energetica Nova S.A.B. de C.V.	2,500,200	14,108,542
NiSource, Inc.	547,001	20,610,998
Questar Corp.	261,785	5,822,098
Sempra Energy	1,435,613	143,144,972
Snam S.p.A.	6,724,121	39,623,802
Spectra Energy Corp.	1,430,688	58,543,753

		$441,971,906
Natural Gas - Pipeline - 12.2%
APA Group	3,267,426	$22,466,727
Cheniere Energy, Inc. (a)	523,497	37,042,648
DCP Midstream Partners LP	106,060	5,777,088
El Paso Pipeline Partners LP	90,640	3,021,031
Enagas S.A.	2,229,564	74,191,035
Enbridge, Inc.	1,243,480	60,956,579
Energy Transfer Equity LP	58,871	3,201,994
Kinder Morgan, Inc.	3,582,590	128,901,588
ONEOK Partners LP	540,868	30,331,877
ONEOK, Inc.	1,470,673	94,755,461
Plains All American Pipeline LP	220,832	12,664,715
Plains GP Holdings LP	505,201	15,009,522
SemGroup Corp., “A”	255,430	19,688,544
TransCanada Corp.	616,276	30,916,951
Williams Cos., Inc.	3,067,987	173,740,104

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - continued
Williams Partners LP	760,362	$38,504,732

		$751,170,596
Telecommunications - Wireless - 7.2%
American Tower Corp., REIT	1,144,250	$108,005,758
Cellcom Israel Ltd.	1,823,723	22,267,658
Idea Cellular Ltd.	2,646,670	6,814,301
KDDI Corp.	428,400	24,675,191
MegaFon OJSC	1,226,875	34,167,993
Mobile TeleSystems OJSC	708,390	5,470,438
Mobile TeleSystems OJSC, ADR	3,461,626	62,066,954
SBA Communications Corp. (a)	476,385	50,939,848
TIM Participacoes S.A., ADR	1,086,737	28,928,939
Turkcell Iletisim Hizmetleri AS (a)	6,561,315	42,767,275
Vodafone Group PLC	16,781,383	55,876,557

		$441,980,912
Telephone Services - 8.2%
Altice S.A. (a)	507,848	$29,142,851
Bezeq - The Israel Telecommunication Corp. Ltd.	32,641,534	60,966,179
British Telecom Group, PLC	474,937	3,097,131
CenturyLink, Inc.	770,893	30,249,841
Com Hem Holding AB (a)	1,834,390	15,330,461
Hellenic Telecommunications Organization S.A. (a)	2,899,594	39,952,996
Oi S.A., IPS	56,244,802	36,442,913
Oi S.A., NPV	14,753,660	9,884,546
PT Telekomunikasi Indonesia Tbk	31,491,500	7,175,860
PT XL Axiata Tbk	38,960,500	17,516,876
Quebecor, Inc., “B”	1,344,680	32,631,937
TDC A.S.	4,030,536	40,666,565
Telecom Italia S.p.A.	64,252,088	59,938,023
Telecom Italia S.p.A. (a)	2,456,268	2,829,698
TELUS Corp.	634,481	22,147,335
Verizon Communications, Inc.	1,945,869	98,110,715

		$506,083,927
Utilities - Electric Power - 43.9%
Abengoa Yield PLC (a)	935,199	$33,835,500
AES Corp.	7,394,708	108,036,684
Aksa Enerji Uretim A.S. (a)	15,403,849	20,128,233
ALLETE, Inc.	828,135	38,856,094
Alliant Energy Corp.	264,985	14,971,653
Ameren Corp.	212,550	8,172,548
American Electric Power Co., Inc.	1,923,803	100,018,518
Calpine Corp. (a)	7,050,402	155,390,860
Canadian Utilities Ltd., “A”	339,191	12,185,180
Cheung Kong Infrastructure Holdings Ltd.	5,767,000	40,656,652
China Longyuan Electric Power Group Corp.	16,210,000	16,340,786
CMS Energy Corp.	4,881,817	141,230,966
Companhia Paranaense de Energia, ADR (l)	1,007,728	15,660,093
Companhia Paranaense de Energia, IPS	2,732,900	42,401,358
Covanta Holding Corp.	898,480	18,346,962
CPFL Energia S.A.	3,272,998	28,564,346
Dominion Resources, Inc.	1,205,732	81,555,712
Drax Group PLC	3,769,693	44,253,010
DTE Energy Co.	1,220,818	90,120,785

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Duke Energy Corp.	438,265	$31,612,054
Dynegy, Inc. (a)	110,450	2,932,448
Edison International	1,773,967	97,213,392
EDP Renovaveis S.A.	16,759,963	118,071,590
Enel Green Power S.p.A.	2,346,218	6,498,258
Enel S.p.A	547,240	3,110,068
Energias de Portugal S.A.	33,424,128	156,341,754
Energias do Brasil S.A.	11,648,356	54,423,173
Equatorial Energia S.A.	310,534	3,462,925
Exelon Corp.	3,490,068	108,471,313
Iberdrola S.A.	2,542,647	18,877,207
Infinis Energy PLC	3,604,069	14,147,043
ITC Holdings Corp.	1,546,779	55,838,722
Light S.A.	2,566,504	24,095,443
NextEra Energy, Inc.	1,565,389	146,974,373
Northeast Utilities	1,923,302	84,432,958
NRG Energy, Inc.	5,502,833	170,367,710
NRG Yield, Inc. (l)	215,110	11,239,498
OGE Energy Corp.	2,315,197	83,231,332
Pattern Energy Group, Inc.	265,575	8,230,169
Pinnacle West Capital Corp.	958,282	51,258,504
Portland General Electric Co.	736,536	23,517,594
PPL Corp.	5,605,716	184,932,571
Public Service Enterprise Group, Inc.	3,127,156	109,982,077
Red Electrica de Espana	622,960	53,351,253
SSE PLC	2,690,403	65,980,758
TerraForm Power Inc. (a)	72,070	2,216,153
Westar Energy, Inc.	266,950	9,620,878
Wisconsin Energy Corp.	70,277	3,062,672

		$2,714,219,830
Total Common Stocks		$5,693,486,138

Bonds - 0.1%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 12.166%, 1/05/23 (i)(z)	$323,285	$26,477

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$5,999,000	$6,568,905
Total Bonds		$6,595,382

Convertible Preferred Stocks - 3.4%
Telecommunications - Wireless - 0.3%
American Tower Corp., “A”, 5.25%	181,670	$20,047,285

Utilities - Electric Power - 3.1%
Dominion Resources, Inc., “A”, 6.125%	587,501	$32,547,550
Dominion Resources, Inc., “B”, 6%	714,191	39,580,465
Dominion Resources, Inc., 6.375%	243,100	12,325,170
Exelon Corp., 6.5% (a)	1,211,866	59,502,621
NextEra Energy, Inc., 5.889%	774,957	46,667,911

		$190,623,717
Total Convertible Preferred Stocks		$210,671,002

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Bonds - 0.7%
Telecommunications - Wireless - 0.7%
SBA Communications Corp., 4%, 10/01/14	$12,891,000	$45,223,239

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	196,974,032	$196,974,032

Collateral for Securities Loaned - 0.2%
JPMorgan Prime Money Market Fund, 0.05%, at Net Asset Value (j)	10,976,525	$10,976,525
Total Investments		$6,163,926,318

Other Assets, Less Liabilities - 0.2%		14,449,563
Net Assets - 100.0%		$6,178,375,881

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,568,905, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 12.166%, 1/05/23	1/18/02	$8,295	$26,477
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	75,326,407	9/19/14	$101,951,279	$100,881,242	$1,070,037
SELL	EUR	Credit Suisse Group	63,490,064	10/10/14	86,407,813	85,035,883	1,371,930
SELL	EUR	Deutsche Bank AG	60,559,061	10/10/14	82,400,413	81,110,222	1,290,191
SELL	EUR	Goldman Sachs International	2,651,750	10/10/14	3,584,846	3,551,641	33,205
SELL	EUR	JPMorgan Chase Bank	93,192,969	10/10/14	126,851,840	124,818,685	2,033,155
SELL	EUR	Merrill Lynch International Bank	513,262	10/10/14	694,169	687,442	6,727

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	UBS AG	58,261,350	10/10/14	$79,302,436	$78,032,765	$1,269,671
SELL	GBP	Credit Suisse Group	37,768,962	10/10/14	64,627,416	63,728,514	898,902
SELL	GBP	Merrill Lynch International Bank	37,768,962	10/10/14	64,604,415	63,728,514	875,901

							$8,849,719

Liability Derivatives
BUY	EUR	Credit Suisse Group	278,435	10/10/14	$379,130	$372,923	$(6,207)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,985,069,345	$—	$—	$3,985,069,345
Portugal	—	274,413,344	—	274,413,344
Brazil	243,863,735	—	—	243,863,735
United Kingdom	47,982,543	169,207,457	—	217,190,000
Spain	—	183,654,909	—	183,654,909
Canada	158,837,983	—	—	158,837,983
Italy	—	111,999,850	—	111,999,850
Russia	62,066,954	39,638,430	—	101,705,384
Israel	83,233,836	—	—	83,233,836
Other Countries	190,428,121	353,760,633	—	544,188,754
U.S. Corporate Bonds	—	45,223,239	—	45,223,239
Commercial Mortgage-Backed Securities	—	26,477	—	26,477
Foreign Bonds	—	6,568,905	—	6,568,905
Mutual Funds	207,950,557	—	—	207,950,557
Total Investments	$4,979,433,074	$1,184,493,244	$—	$6,163,926,318

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,843,512	$—	$8,843,512

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $985,170,352 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,929,921,025
Gross unrealized appreciation	1,372,821,512
Gross unrealized depreciation	(138,816,219)
Net unrealized appreciation (depreciation)	$1,234,005,293

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	115,909,948	901,891,570	(820,827,486)	196,974,032

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$95,003	$196,974,032

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	68.8%
Portugal	4.4%
Brazil	3.9%
United Kingdom	3.6%
Spain	3.0%
Canada	2.6%
Italy	1.8%
Russia	1.6%
Israel	1.3%
Other Countries	9.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.